LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Land Use Rights, Net

	December 31,
	2020	2019
Altira Macau	$146,989	$146,306
City of Dreams	400,981	399,115
Studio City	655,858	652,807

	1,203,828	1,198,228
Less: accumulated amortization	(482,254)	(457,220)

Land use rights, net	$721,574	$741,008